SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 21 – SUBSEQUENT EVENTS

The following material events have occurred subsequent to December 31, 2011:

On April 8, 2012, a special 6% stock dividend was paid to all holders of ordinary share, and holders of unit consisting one ordinary share and one warrant as of record date of March 31, 2012. Prior to the stock dividend, there were 7,903,922 ordinary shares issued and outstanding as of December 31, 2011. After the 6% stock dividend, there are 8,401,468 ordinary shares issued and outstanding as of April 26, 2012.

On March 22, 2012, the company commenced a tender offer (the “Offer”) to all holders of the Company’s outstanding warrants to purchase an aggregate of 7,700,642 of the Company’s ordinary shares, to receive one (1) share in exchange for every 15.9 warrants tendered by the holders of warrants. The Offer will expire until 5:00 p.m., New York City time, on July 17, 2012, unless further extended by the company.

On April 17, the board of directors of the company approved extension of the expiration date of the warrants to May 15, 2013 (from May 15, 2012, the expiration date provided by the original terms of the Warrants). Except for the extension of the expiration date, the terms of the warrants remain unchanged.